Other Borrowings Detail of Other Borrowings Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	May 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010 Tygris	Feb. 28, 2010 Tygris	Jun. 30, 2010 Bank Of Florida
Federal Home Loan Bank Borrowings, Percentage of Bank Assets		40.00%
Loan Categories Pledged to Secure Federal Home Loan Bank Advances		4
Pledged Financial Instruments, Not Separately Reported, Loans Receivable, for Federal Home Loan Bank Debt		$ 8,468,850	$ 5,360,259
Pledged Financial Instruments, Not Separately Reported, Securities for Federal Home Loan Bank		231,056	144,192
Pledged Assets, Lendable Value		2,071,704	1,116,322
Pledged Assets, Lendable Value, Amount Eligible to be Borrowed		832,593	252,154
Extinguishment of Debt, Amount					30,985	324,397	72,621
Repayments of Long-term Debt		5,620	386,157	0	33,603	344,116
Payments for (Proceeds from) Hedge, Investing Activities						12,079	72,705
Gains (Losses) on Extinguishment of Debt	$ 5,735	$ 0	$ (10,341)	$ 0	$ 2,618	$ 7,640	$ 84